Commitments and contingencies - Schedule of Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Recorded Unconditional Purchase Obligation [Line Items]
Total	$ 6,593,005
Flight Equipment Purchase Commitments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2015	1,560,100
2016	357,233
2017	217,443
2018	572,636
2019	1,244,606
Thereafter	2,640,987
Total	$ 6,593,005